PROPERTY, PLANT AND EQUIPMENT (Details) $ in Millions	9 Months Ended
Sep. 30, 2024 USD ($)
Significant Accounting Policies
Balance at the beginning	$ 441.9
Balance at the ending	529.8
Land
Significant Accounting Policies
Balance at the ending	36.3
Buildings and constructions
Significant Accounting Policies
Balance at the ending	258.6
Machinery and equipment
Significant Accounting Policies
Balance at the ending	172.8
Advances paid and construction in progress
Significant Accounting Policies
Balance at the ending	62.1
Gross inventories
Significant Accounting Policies
Balance at the beginning	942.7
Additions	153.8
Disposal of subsidiary	7.1
Disposals	22.7
Transfers	0.0
Translation differences	(7.8)
Balance at the ending	1,074.5
Gross inventories | Land
Significant Accounting Policies
Balance at the beginning	35.9
Additions	0.0
Disposal of subsidiary	0.0
Disposals	0.0
Transfers	0.0
Translation differences	(0.4)
Balance at the ending	36.3
Gross inventories | Buildings and constructions
Significant Accounting Policies
Balance at the beginning	374.9
Additions	42.3
Disposal of subsidiary	0.0
Disposals	13.1
Transfers	(74.1)
Translation differences	(3.7)
Balance at the ending	481.9
Gross inventories | Machinery and equipment
Significant Accounting Policies
Balance at the beginning	457.0
Additions	21.2
Disposal of subsidiary	6.7
Disposals	9.4
Transfers	(28.3)
Translation differences	(3.8)
Balance at the ending	494.2
Gross inventories | Advances paid and construction in progress
Significant Accounting Policies
Balance at the beginning	74.9
Additions	90.3
Disposal of subsidiary	0.4
Disposals	0.2
Transfers	102.4
Translation differences	0.1
Balance at the ending	62.1
Accumulated depreciation and impairment losses
Significant Accounting Policies
Balance at the beginning	(500.8)
Disposal of subsidiary	(4.3)
Depreciation during the period	62.6
Disposals	(18.4)
Translation differences	4.0
Balance at the ending	(544.7)
Accumulated depreciation and impairment losses | Land
Significant Accounting Policies
Balance at the beginning	0.0
Disposal of subsidiary	0.0
Depreciation during the period	0.0
Disposals	0.0
Translation differences	0.0
Balance at the ending	0.0
Accumulated depreciation and impairment losses | Buildings and constructions
Significant Accounting Policies
Balance at the beginning	(201.1)
Disposal of subsidiary	0.0
Depreciation during the period	31.1
Disposals	(10.5)
Translation differences	1.6
Balance at the ending	(223.3)
Accumulated depreciation and impairment losses | Machinery and equipment
Significant Accounting Policies
Balance at the beginning	(299.7)
Disposal of subsidiary	(4.3)
Depreciation during the period	31.5
Disposals	(7.9)
Translation differences	2.4
Balance at the ending	(321.4)
Accumulated depreciation and impairment losses | Advances paid and construction in progress
Significant Accounting Policies
Balance at the beginning	0.0
Disposal of subsidiary	0.0
Depreciation during the period	0.0
Disposals	0.0
Translation differences	0.0
Balance at the ending	$ 0.0